Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue [Abstract]
REVENUE
5.	REVENUE

An analysis of revenue is as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
	US$	US$

Revenue from contracts with customers
Internet leads generation and marketing service income	27,653,010	38,433,173
Insurance commission income	3,277,466	2,632,683
Marketing income	1,405,608	784,181
Events income	-	998,471

Total	32,336,084	42,848,508

Disaggregated revenue information

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
	US$	US$

Geographical markets
Hong Kong	14,194,612	14,981,761
Singapore	12,857,209	17,962,713
Philippines	3,475,989	6,917,244
Taiwan	1,808,274	2,826,070
Malaysia	-	160,720

Total	32,336,084	42,848,508

Timing of revenue recognition
Over time	29,058,618	40,215,825
At a point in time	3,277,466	2,632,683

Total	32,336,084	42,848,508

By vertical (note)
Credit cards	19,127,920	28,159,453
Personal loans and mortgages	4,582,424	5,874,135
Wealth	3,955,279	3,669,673
Insurance	4,466,306	4,004,769
Other verticals	204,155	1,140,478

Total	32,336,084	42,848,508

5.	REVENUE AND OTHER INCOME

An analysis of revenue is as follows:

	2024	2023	2022
	US$	US$	US$
Revenue from contracts with customers
Internet leads generation and marketing service income	71,188,725	75,794,855	64,930,368
Insurance commission income	5,206,123	3,362,745	1,665,997
Marketing income	2,109,372	1,026,223	1,079,027
Events income	1,006,526	487,258	456,864

	79,510,746	80,671,081	68,132,256

(i)	Disaggregated revenue information

	2024	2023	2022
	US$	US$	US$
Geographical markets
Hong Kong	30,443,311	26,947,177	22,247,140
Singapore	30,890,285	32,069,713	23,467,954
Philippines	12,843,932	14,169,389	9,857,822
Taiwan	5,136,523	6,742,747	11,027,139
Malaysia	196,695	738,053	1,282,194
Other Asia	-	4,002	250,007

Total revenue from contracts with customers	79,510,746	80,671,081	68,132,256

Timing of revenue recognition
At a point in time	5,206,123	3,362,745	1,665,997
Over time	74,304,623	77,308,336	66,466,259

Total revenue from contracts with customers	79,510,746	80,671,081	68,132,256

By vertical
Credit cards	48,958,072	60,257,595	49,430,329
Personal loans and mortgages	12,185,083	10,166,389	9,718,621
Wealth	8,503,596	3,579,975	5,617,431
Insurance	8,181,119	5,853,092	2,661,822
Other verticals	1,682,876	814,030	704,053

Total revenue from contracts with customers	79,510,746	80,671,081	68,132,256

Revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period amounted to US$1,312,735 (2023: US$301,986; 2022: US$568,354).

(ii)	Information about major customers

Revenue from customers, which individually contributed over 10% of the total revenue of the Group during the year is as follows:

	2024	2023	2022
	US$	US$	US$

Customer A	11,159,000	17,713,000	33,260,000

Customer B	9,109,000	11,801,000	N/A*

Customer C	9,170,000	9,614,000	N/A*

Customer D	7,970,000	N/A*	N/A*

*	The customers generated less than 10% of the total revenue of the Group during the year.

(iii)	Performance obligations

Information about the Group’s performance obligations is summarized below:

Internet leads generation and marketing service income

The integrated marketing services performance obligation is generally satisfied over time as the services are mainly provided to the financial institution customers and payment is generally due within one to three months.

Insurance commission income

The performance obligation is generally satisfied when the related insurance policy is issued to the policyholder, and payment is generally due within one to three months from the Group’s customer.

Marketing income

The performance obligation for marketing income is generally satisfied over time as services are rendered and payment is generally due within one to three months.

Events income

The performance obligation for events income is generally satisfied over time when the event takes place and payment is generally received in advance of the event date and recorded as contract liabilities.

An analysis of other income is as follows:

	2024	2023	2022
	US$	US$	US$

Other income
Bank interest income	1,467,357	859,454	15,905
Interest income on refundable rental deposit	11,079	13,049	12,138
Government grants	6,056	-	-
Gain on disposal of assets in Malaysian operations*	600,000	-	-
Gain on disposal of items of property and equipment, net	7,068	3,690	4,539
Gain on derecognition of convertible loan and bridge loan	-	-	135,031
Others	397	1,321	13,896
	2,091,957	877,514	181,509

*	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).